Earnings per share	12 Months Ended
Dec. 31, 2021
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Earnings per share
Note 17. Earnings per share
Accounting policy
Basic earnings per share are calculated by dividing profit attributable to our ordinary shareholders by the weighted average number of ordinary shares outstanding during the period, adjusted to take into account the impact of treasury shares.
Diluted earnings per share is calculated by adjusting profit attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, for the effects of all potentially dilutive ordinary shares (stock-options, free shares, share warrants, employee warrants).

Detail of earnings per share

	For the year ended December 31,
	2019	2020	2021
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(102,091)	(81,074)	(114,197)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	42,442,136	42,503,447	44,820,279
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(2.41)	(1.91)	(2.55)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(2.41)	(1.91)	(2.55)